Acquisitions and Divestitures - Additional Information (Detail) $ in Thousands										3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 27, 2017 USD ($)	Apr. 18, 2017 USD ($)	Feb. 02, 2017 USD ($) Transactions	Dec. 19, 2016 USD ($) a shares	Nov. 08, 2016 USD ($) a Wells	Jul. 31, 2015 USD ($)	Oct. 13, 2014 USD ($)	Jun. 03, 2014 USD ($)	Feb. 07, 2014 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Revenues										$ 70,173		$ 39,261	$ 33,239	$ 29,715	$ 25,127	$ 28,209	$ 25,416	$ 21,238	$ 11,472	$ 124,465	$ 54,842	$ 127,342	$ 86,335	$ 45,463
Net loss										26,366		$ (17,636)	$ 3,057	$ (18,281)	$ (14,216)	$ (5,462)	$ (4,712)	$ (18,649)	$ (4,217)	46,618	$ (32,497)	(47,076)	(33,040)	(14,437)
Predecessor
Business Acquisition [Line Items]
Net loss																						$ (33,998)	$ (29,955)	$ (14,437)
Acquisition of oil and natural gas							$ 12,800	$ 37,100	$ 16,000
APC/KKR Acquisitions
Business Acquisition [Line Items]
Payments to acquire oil and natural gas properties																				$ 533,609
Business acquisition, date of acquisition agreement																				May 10, 2017
Acquisition of oil and natural gas																				$ 594,363
Business acquisition, date of completion																				Jun. 30, 2017
Business acquisition, aggregate purchase price, value of shares issued										60,754										$ 60,754
APC Subs
Business Acquisition [Line Items]
Payments to acquire oil and natural gas properties																				$ 533,600
KKR
Business Acquisition [Line Items]
Business acquisition, aggregate purchase price, shares issued | shares																				5,518,125
Business acquisition, aggregate purchase price, value of shares issued										$ 60,800										$ 60,800
Third Parties Acquisition | Burleson County, TX
Business Acquisition [Line Items]
Payments to acquire oil and natural gas properties	$ 2,200	$ 12,500	$ 2,400
Purchase price allocated to unproved oil and natural gas properties	$ 2,200	5,500	$ 2,300
Number of transactions closed as part of acquisition of oil and natural gas producing and non-producing properties | Transactions			1
Purchase price allocated to proved oil and natural gas properties		$ 7,000
Burleson North Acquisition [Member]
Business Acquisition [Line Items]
Area of oil and natural gas properties acquired | a				158,000
Payments to acquire oil and natural gas properties				$ 389,800
Revenues				2,000
Net loss				$ 400
Business acquisition, date of acquisition agreement																						Dec. 19, 2016
Area of oil and natural gas properties acquired | a				158,000
Business acquisition, post-closing receipt											$ 3,900
Burleson North Acquisition [Member] | Preliminary Purchase Price Allocation [Member]
Business Acquisition [Line Items]
Purchase price allocated to unproved oil and natural gas properties				$ 163,800
Burleson North Acquisition [Member] | Final Purchase Price Allocation [Member]
Business Acquisition [Line Items]
Purchase price allocated to unproved oil and natural gas properties				$ 162,900
Rosewood Acquisition
Business Acquisition [Line Items]
Area of oil and natural gas properties acquired | a				7,500
Purchase price allocated to unproved oil and natural gas properties				$ 18,300
Business acquisition, date of acquisition agreement																						Dec. 19, 2016
Business acquisition, aggregate purchase price, shares issued | shares				1,308,427
Comstock Acquisition
Business Acquisition [Line Items]
Payments to acquire oil and natural gas properties						$ 103,000
November Acquisition
Business Acquisition [Line Items]
Area of oil and natural gas properties acquired | a					4,900
Payments to acquire oil and natural gas properties					$ 30,000
Purchase price allocated to unproved oil and natural gas properties					$ 29,400
Business acquisition, date of acquisition agreement																						Nov. 08, 2016
Number of oil and Gas producing wells | Wells					9